TAXATION - (Summary of Amounts and Expiration Dates of Operating Loss Carryforward) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 1,747,540
2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 39,344
Operating loss carryforward expiration years	2016
2017 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 517,264
Operating loss carryforward expiration years	2017
2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 366,188
Operating loss carryforward expiration years	2018
2019 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 116,712
Operating loss carryforward expiration years	2019
2020 and thereafter [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 708,032
Operating loss carryforward expiration years	2020 and thereafter